Noninterest Income and Expenses	12 Months Ended
Dec. 31, 2011
Noninterest Income and Expenses [Abstract]
Noninterest Income and Expenses

Note M    Noninterest Income and Expenses

Details of noninterest income and expense follow:

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Noninterest income
Service charges on deposit accounts	$6,262	$5,925	$6,491
Trust fees	2,111	1,977	2,098
Mortgage banking fees	2,140	2,119	1,746
Brokerage commissions and fees	1,122	1,174	1,416
Marine finance fees	1,209	1,334	1,153
Interchange income	3,808	3,163	2,613
Other deposit based EFT fees	318	321	331
Other	1,375	2,121	1,647

	18,345	18,134	17,495
Securities gains, net	1,220	3,687	5,399

TOTAL	$19,565	$21,821	$22,894

Noninterest expense
Salaries and wages	$27,288	$26,408	$26,693
Employee benefits	5,875	5,717	6,109
Outsourced data processing costs	6,583	5,981	5,623
Telephone / data lines	1,179	1,505	1,835
Occupancy	7,627	7,480	8,260
Furniture and equipment	2,291	2,398	2,649
Marketing	2,917	2,910	2,067
Legal and professional fees	6,137	7,977	6,984
FDIC assessments	3,013	3,958	4,952
Amortization of intangibles	847	985	1,259
Asset dispositions expense	2,281	2,268	1,172
Net loss on other real estate owned and repossessed assets	3,751	13,541	5,155
Goodwill impairment	0	0	49,813
Other	7,974	8,428	7,656

TOTAL	$77,763	$89,556	$130,227